Financial assets and liabilities (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of September 30, 2021
Cash & cash equivalents	5(a)	—	—	115,956	115,956
Trade & other receivables	5(b)	—	—	5,627	5,627
Financial assets at fair value through other comprehensive income		2,234	—	—	2,234
Other non-current assets		—	—	1,952	1,952
		2,234	—	123,535	125,769
As of June 30, 2021
Cash & cash equivalents	5(a)	—	—	136,881	136,881
Trade & other receivables	5(b)	—	—	4,842	4,842
Financial assets at fair value through other comprehensive income		2,080	—	—	2,080
Other non-current assets		—	—	1,724	1,724
		2,080	—	143,447	145,527

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of September 30, 2021
Trade and other payables	5(c)	—	—	16,263	16,263
Borrowings	5(d)	—	—	96,498	96,498
Contingent consideration	5(e)(iii)	—	24,792	—	24,792
		—	24,792	112,761	137,553
As of June 30, 2021
Trade and other payables	5(c)	—	—	19,598	19,598
Borrowings	5(d)	—	—	94,245	94,245
Contingent consideration	5(e)(iii)	—	25,409	—	25,409
		—	25,409	113,843	139,252

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Cash at bank	115,524	136,430
Deposits at call(1)	432	451
	115,956	136,881

(1)	As of September 30, 2021 and June 30, 2021, interest-bearing deposits at call include amounts of $0.4 million and $0.5 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments

(i) Trade and other receivables

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Trade debtors	3,524	2,000
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Security deposit	—	252
Other recoverable taxes (Goods and services tax and value-added tax)	159	646
Trade and other receivables	5,627	4,842

(ii) Prepayments

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Clinical trial research and development expenditure	2,133	2,823
Prepaid insurance and subscriptions	840	1,921
Other	1,664	1,760
Prepayments	4,637	6,504

Summary of Trade and Other Payables
c.	Trade and other payables

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Trade payables and other payables	16,263	19,598
Trade and other payables	16,263	19,598

Summary of Borrowings
d.	Borrowings

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Borrowings
Secured liabilities:
Borrowing arrangements	80,000	80,000
Less: transaction costs	(6,751)	(6,751)
Amortization of carrying amount, net of payments made	23,249	20,996
	96,498	94,245

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Borrowings
Current	53,847	53,200
Non-current	42,651	41,045
	96,498	94,245

Summary of Net Debt

(iii) Net Debt Reconciliation

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Cash and cash equivalents	115,956	136,881
Borrowings	(96,498)	(94,245)
Lease liabilities	(10,698)	(11,250)
Net Debt(1)	8,760	31,386

Cash and cash equivalents	115,956	136,881
Gross debt - fixed interest rates	(53,801)	(52,631)
Gross debt - variable interest rates	(53,395)	(52,864)
Net Debt(1)	8,760	31,386
(1)	Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation

	Liabilities from financing activities			Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2021	(94,245)	(11,250)	(105,495)	136,881	31,386
Cash Flows(1)	—	686	686	(20,448)	(19,762)
Remeasurement of borrowing arrangements	480	—	480	—	480
Other Changes(2)	(2,733)	(281)	(3,014)	—	(3,014)
Foreign exchange adjustments	—	147	147	(477)	(330)
Net Debt as at September 30, 2021	(96,498)	(10,698)	(107,196)	115,956	8,760
(1)	Cash flows include the payments of lease liabilities which are presented as financing cash flows in the statement of cash flows.
(2)

Other changes include modification of leases, accrued interest expenses and interest payments for borrowings and leases, which are presented as operating cash flows in the statement of cash flows when paid.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of September 30, 2021 and June 30, 2021 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of September 30, 2021
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,234	2,234
Total Financial Assets		—	—	2,234	2,234

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	24,792	24,792
Total Financial Liabilities		—	—	24,792	24,792

As of June 30, 2021
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,080	2,080
Total Financial Assets		—	—	2,080	2,080

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	25,409	25,409
Total Financial Liabilities		—	—	25,409	25,409

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the three months ended September 30, 2021 and the year ended June 30, 2021.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2020	45,166
Amount used during the period	(1,070)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(18,687)
Closing balance - June 30, 2021	25,409

Opening balance - July 1, 2021	25,409
Amount used during the period	(337)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(280)
Closing balance - September 30, 2021	24,792

(1)

In the year ended June 30, 2021 a gain of $18.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain was a net result of changing the key assumptions of the contingent consideration valuation such as probability of success and developmental timelines primarily as a result of receiving the Complete Response Letter from the FDA on the BLA for remestemcel-L for the treatment of pediatric SR-aGVHD on September 30, 2020.

(2)

In the three months ended September 30, 2021 a gain of $0.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as developmental timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of September 30,	Fair value as of June 30,	Valuation	Unobservable	Three Months Ended September 30,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2021	2021	technique	inputs(1)	2021	2021	fair value
Contingent consideration provision	24,792	25,409	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Three months ended 30 September, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.3%.

Year ended 30 June, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.3%.

				Expected unit sales price	n/a	n/a

Three months ended 30 September, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 1%.

Year ended 30 June, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.

				Expected sales volumes	n/a	n/a

Three months ended 30 September, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 1%.

Year ended 30 June, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.

				Probability of success	Various	Various

Three months ended 30 September, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.2%, respectively.

Year ended 30 June, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.3%, respectively.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of September 30,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2021	2021
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	18,209	18,328
Fair value of royalty payments from commercialization of the intellectual property acquired	6,583	7,081
	24,792	25,409